SHARE CAPITAL, TREASURY SHARES AND DIVIDENDS	6 Months Ended
Jun. 30, 2021
Equity [Abstract]
SHARE CAPITAL, TREASURY SHARES AND DIVIDENDS	SHARE CAPITAL, TREASURY SHARES AND DIVIDENDS
Authorized share capital:

(in thousands of $ except per share amount)	2021	2020
300 million common shares of $0.05 par value	15,000	10,000

In March 2021, at our Special General Meeting, our shareholders approved an increase in authorized share capital from $10,000,000 divided into 200,000,000 common shares of $0.05 par value each to $15,000,000 divided into 300,000,000 common shares of $0.05 par value each by the creation of 100,000,000 common shares of $0.05 par value each.

As of June 30, 2021, 200,415,621 common shares were outstanding (December 31, 2020: 143,327,697 common shares), each with a par value of $0.05. As of June 30, 2021 we hold 775,000 treasury shares. As of December 31, 2020 we held 945,000 treasury shares.

In February 2021, we completed a private placement, which raised gross proceeds of NOK 2,873 million, or approximately $338 million through the placing of 54,207,547 new shares at a subscription price of NOK 53.00 per offer share. Net proceeds from the private placement after deduction of legal and other placement related costs amounted to $335.3 million. Hemen subscribed for 27,103,773 new shares, equivalent to approximately $169 million.

In May 2021, we completed a subsequent offering following the private placement and issued 2,710,377 new shares at NOK 53.00 per share, raising gross proceeds of NOK 143.6 million (or approximately $16.9 million). Net proceeds from the subsequent offering after deduction of legal and other placement related costs amounted to $16.9 million. All shares were acquired by third parties.

In the six months ended June 30, 2021, we issued 170,000 shares in connection with our 2016 Share Option Plan. We settled the applicable options using the equal amount of treasury shares and recorded a loss of $0.4 million in the equity statement.

In May 2021, at our Annual General Meeting, our shareholders approved a reduction of the Additional Paid in Capital account, and as such $350.7 million was transferred from Additional Paid in Capital to Contributed Surplus.
In the six months ended June 30, 2021, we paid an aggregate of $50.1 million in dividends to our shareholders, or $0.25 per share (six months ended June 30, 2020, $7.2 million, or $0.05 per share).